Total
Virtus Newfleet Short Duration Core Plus Bond ETF
RISK/RETURN SUMMARY INFORMATION
INVESTMENT OBJECTIVE
Virtus Newfleet Short Duration Core Plus Bond ETF (the “Fund”) seeks to provide a high level of total return, including current income, while limiting fluctuations in net asset value (“NAV”).
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Virtus Newfleet Short Duration Core Plus Bond ETF Virtus Newfleet Short Duration Core Plus Bond ETF
Management Fee	0.40%	[1]
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.40%
Fee Waiver	(0.05%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	0.35%
[1]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Virtus ETF Advisers LLC (the “Adviser”) pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.05% of the Fund’s average daily net assets through November 30, 2025, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Fee Waiver Agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Virtus Newfleet Short Duration Core Plus Bond ETF | Virtus Newfleet Short Duration Core Plus Bond ETF | USD ($)	37	121

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGY

Newfleet Asset Management (“Newfleet”) a division of Virtus Fixed Income Advisers, LLC, the Fund’s sub-adviser, seeks current income with an emphasis on maintaining low volatility and overall short duration (within a range of 1-3 years) by investing primarily in investment grade, more liquid (i.e., considered by Newfleet to be highly traded) fixed income securities of U.S. issuers. Newfleet considers investment-grade securities to be those with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined to be of comparable quality by Newfleet. Newfleet seeks to achieve the Fund’s objective by applying a time-tested approach (i.e., one based on its historical expertise) of active fixed-income sector rotation, extensive credit research and disciplined risk management designed to capitalize on opportunities across undervalued areas of the fixed income markets (also referred to as fixed income sectors).

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income debt obligations. The fixed income debt obligations in which the Fund may invest include:

●	U.S. corporate bonds.

●	Treasury notes and bonds issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities.

●	Mortgage-backed securities (“MBS”) and asset backed securities (“ABS”) issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, as well as those issued by private issuers, which are not guaranteed as to principal and interest payments (also referred to as “non-agency” instruments). The ABS and MBS in which the Fund invests are generally purchased pursuant to Rule 144A under the Securities Act of 1933 and are therefore subject to certain resale restrictions.

●	Bonds issued by foreign issuers, including foreign governments and their political subdivisions and companies incorporated outside of the U.S. The Fund’s non-U.S. investments will primarily be denominated in U.S. dollars but may also be denominated in foreign currencies.

The foregoing investments will generally be rated investment grade by an NRSRO at the time of purchase, or, if unrated, determined to be of comparable quality by Newfleet. Any fixed income debt obligations in which the Fund invests that are rated below investment grade at the time of purchase (also known as “junk” bonds) will be limited to 20% of the Fund’s net assets. The Fund may continue to hold a fixed income debt obligation notwithstanding any change to its credit rating.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors.

PRINCIPAL RISKS
PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Virtus Newfleet Short Duration Core Plus Bond ETF | Risk Lose Money [Member]
An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Virtus Newfleet Short Duration Core Plus Bond ETF | Fixed Income Securities Risks [Member]

Fixed Income Securities Risks. Fixed income securities are subject to credit risk, interest rate risk, maturity risk, yield curve risk, prepayment risk and liquidity risk. These risks could affect the value of the fixed income securities in which the Fund invests, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Virtus Newfleet Short Duration Core Plus Bond ETF | Credit Risk [Member]
●	Credit Risk. If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline. In addition, some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers.

Virtus Newfleet Short Duration Core Plus Bond ETF | Interest Rate Risk [Member]
●	Interest Rate Risk. The values of fixed income securities may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.

Virtus Newfleet Short Duration Core Plus Bond ETF | Maturity Risk [Member]
●	Maturity Risk. The value of fixed income securities is dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Virtus Newfleet Short Duration Core Plus Bond ETF | Yield Curve Risk [Member]
●	Yield Curve Risk. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of fixed income investments will change. If the yield curve steepens, then the spread between the long and short-term interest rates increases, which means long-term fixed income investments prices decrease relative to short-term fixed income investments prices.

Virtus Newfleet Short Duration Core Plus Bond ETF | Prepayment Risk [Member]
●	Prepayment Risk. Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates and the Fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

Virtus Newfleet Short Duration Core Plus Bond ETF | Liquidity Risk [Member]
●	Liquidity Risk. Fixed income securities may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

Virtus Newfleet Short Duration Core Plus Bond ETF | Income Risk [Member]

Income Risk. Income received from the Fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the Fund are reinvested in lower-yielding securities.

Virtus Newfleet Short Duration Core Plus Bond ETF | U.S. Government Securities Risk [Member]

U.S. Government Securities Risk. U.S. Government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the full faith and credit of the United States. Any guarantee on U.S. government securities does not apply to the value of the Shares.

Virtus Newfleet Short Duration Core Plus Bond ETF | Foreign Securities Risk [Member]

Foreign Securities Risk. Investing in foreign securities subjects the Fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Virtus Newfleet Short Duration Core Plus Bond ETF | Sovereign Debt Risk [Member]

Sovereign Debt Risk. The issuer of sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government.

Virtus Newfleet Short Duration Core Plus Bond ETF | MBS and ABS Risks [Member]

MBS and ABS Risks. Changes in interest rates may cause both extension and prepayment risks for MBS and ABS. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the Fund.

Virtus Newfleet Short Duration Core Plus Bond ETF | Rule 144A Securities Risk [Member]

Rule 144A Securities Risk. Investing in Rule 144A securities may reduce the liquidity of the Fund’s investments, and the Fund may be unable to sell the security at the desired time or price, if at all.

Virtus Newfleet Short Duration Core Plus Bond ETF | Junk Bonds Risk [Member]
Junk Bonds Risk. There is a greater risk of issuer default, less liquidity, and increased price volatility related to junk bonds than investment grade securities.
Virtus Newfleet Short Duration Core Plus Bond ETF | Market Risk [Member]

Market Risk. The value of the securities to which the Fund has exposure may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Virtus Newfleet Short Duration Core Plus Bond ETF | Sector Focus Risk [Member]

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the NAV of the Fund.

Virtus Newfleet Short Duration Core Plus Bond ETF | Management Risk [Member]
Management Risk. Newfleet’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.
Virtus Newfleet Short Duration Core Plus Bond ETF | ETF Risks [Member]
ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
Virtus Newfleet Short Duration Core Plus Bond ETF | Authorized Participant Risk [Member]
●	Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares may trade at a discount to NAV and possibly face delisting.

Virtus Newfleet Short Duration Core Plus Bond ETF | Costs of Buying or Selling Shares [Member]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Virtus Newfleet Short Duration Core Plus Bond ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]
●	Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and the Fund cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Virtus Newfleet Short Duration Core Plus Bond ETF | Cash Transactions Risk [Member]
●	Cash Transactions Risk. The Fund expects that creations and redemptions may, at times, be effected primarily or entirely for cash, rather than primarily for in-kind securities. Accordingly, investments in Shares may be less tax-efficient than an investment in an ETF that generally always distributes portfolio securities entirely in-kind.

Virtus Newfleet Short Duration Core Plus Bond ETF | Small Fund Risk [Member]

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.